Finance income and costs (Tables)	9 Months Ended
Sep. 30, 2023
Analysis of income and expense [abstract]
Schedule of Finance income and costs

	For the three months ended September 30,		For the nine months ended September 30,
	2023	2022	2023	2022
	€m	€m	€m	€m
Finance income
Interest income	1.4	0.2	4.1	0.2
Reversal of impairment loss on short term investments	—	—	0.3	—
Net financing income on amendment of terms of debt	17.1	—	17.1	—
Net foreign exchange gains on translation of financial assets and liabilities	5.9	7.2	—	10.8
Net fair value gains on derivatives held for trading	—	4.7	—	1.5
Total finance income	24.4	12.1	21.5	12.5
Interest expense (a)	(23.3)	(15.4)	(67.1)	(44.1)
Net foreign exchange losses arising on translation of financial assets and liabilities	—	—	(7.9)	—
Net pension interest costs	(1.0)	(0.6)	(3.2)	(2.0)
Other interest expense (b)	(0.1)	—	(3.8)	—
Amortization of debt discounts and borrowing costs	(1.6)	(0.5)	(4.8)	(1.5)
Net fair value losses on derivatives held at fair value through profit or loss	(0.4)	—	(1.0)	—
Total finance costs	(26.4)	(16.5)	(87.8)	(47.6)
Net finance costs	(2.0)	(4.4)	(66.3)	(35.1)
(a) Interest expense includes interest and finance charges paid/payable for lease liabilities and financial liabilities not at fair value through profit or loss and is shown net of gains recycled from the cash flow hedge reserve on cross currency interest rate swaps.
(b) Other interest expense includes interest on tax relating to legacy tax audits.